Pension Plans and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Notes To Financial Statements [Abstract]
Schedule of allocation of plan assets

       The Company's 2012 target long-term asset mix and actual asset allocation for the Company's pension plans are as follows:

	Target long-term	Percentage of plan assets
Asset allocation	asset mix	2012	2011

Cash and short-term investments	2%	4%	7%
Bonds and mortgages	38%	28%	28%
Equities	47%	41%	42%
Real estate	4%	2%	2%
Oil & gas	5%	8%	8%
Infrastructure	4%	4%	5%
Absolute return	-	9%	8%
Risk-based allocation	-	4%	-
Total	100%	100%	100%

Fair value of plan assets by class

The following tables present the fair value of plan assets excluding the economic exposure of derivatives as at December 31, 2012 and 2011 by asset class, their level within the fair value hierarchy and the valuation techniques and inputs used to measure such fair value:

In millions, unless otherwise indicated		Fair value measurements at December 31, 2012
Asset class	Total	Level 1	Level 2	Level 3
Cash and short-term investments (1)	$615	$13	$602	$-
Bonds (2)
Canada and supranational	1,735	-	1,735	-
Provinces of Canada	2,152	-	2,152	-
Corporate	35	-	35	-
Emerging market debt	353	-	353	-
Mortgages (3)	133	-	133	-
Equities (4)
Canadian	2,220	2,198	-	22
U.S.	1,121	1,121	-	-
International	3,082	3,082	-	-
Real estate (5)	279	-	-	279
Oil and gas (6)	1,339	370	29	940
Infrastructure (7)	679	8	94	577
Absolute return (8)			-	-
Multi-strategy funds	410	-	410	-
Fixed income funds	425	-	415	10
Commodity funds	91	-	91	-
Equity funds	259	-	259	-
Global macro funds	296	-	296	-
Risk-based allocation(9)	586	-	586	-
	$15,810	$6,792	$7,190	$1,828
Other (10)	1
Total plan assets	$15,811

In millions, unless otherwise indicated		Fair value measurements at December 31, 2011
Asset class	Total	Level 1	Level 2	Level 3
Cash and short-term investments (1)	$1,026	$21	$1,005	$-
Bonds (2)
Canada and supranational	1,650	-	1,650	-
Provinces of Canada	1,937	-	1,937	-
Emerging market debt	288	-	288	-
Mortgages (3)	178	8	170	-
Equities (4)
Canadian	2,395	2,373	-	22
U.S.	1,125	1,125	-	-
International	2,712	2,712	-	-
Real estate (5)	214	-	-	214
Oil and gas (6)	1,232	343	-	889
Infrastructure (7)	707	9	79	619
Absolute return (8)
Multi-strategy funds	358	-	358	-
Fixed income funds	214	-	214	-
Equity funds	260	-	260	-
Global macro funds	368	-	368	-
	$14,664	$6,591	$6,329	$1,744
Other (10)	55
Total plan assets	$14,719
Level 1: Fair value based on quoted prices in active markets for identical assets
Level 2: Fair value based on significant observable inputs
Level 3: Fair value based on significant unobservable inputs

(1)	Short-term investments consist primarily of securities issued by Canadian chartered banks. Such investments are valued at cost, which approximates fair value.
(2)	Bonds are valued using prices obtained from independent pricing data suppliers, predominantly TSX Inc. When prices are not available from independent sources, the bond is valued by comparison to prices obtained for a bond of similar interest rate, maturity and risk.
(3)	Mortgages are secured by real estate. The fair value measurement of $133 million ($170 million in 2011) of mortgages categorized as Level 2 is based on current market yields of financial instruments of similar maturity, coupon and risk factors. Mortgages denominated in foreign currencies are fully hedged back to the Canadian dollar, the effects of which are reflected in the values presented in the tables above.

(4)	The fair value of equity investments of $22 million ($22 million in 2011) categorized as Level 3 represent units in private equity funds which are valued by their administrators.
(5)	The fair value of real estate investments of $279 million ($214 million in 2011) includes land and buildings classified as Level 3. Land is valued based on the fair value of comparable assets, and buildings are valued based on the present value of estimated future net cash flows or the fair value of comparable assets. Independent valuations of land and buildings are performed triennially.
(6)	The fair value of oil and gas investments of $940 million ($889 million in 2011) classified as Level 3 is valued based on estimated future net cash flows that are discounted using prevailing market rates for transactions in similar assets. The future net cash flows are based on forecasted oil and gas prices and projected future annual production and costs.
(7)	Infrastructure funds consist of $8 million ($9 million in 2011) of trust units that are publicly traded and classified as Level 1, $94 million ($79 million in 2011) of bank loans and bonds issued by infrastructure companies classified as Level 2 and $577 million ($619 million in 2011) of infrastructure funds that are classified as Level 3 and are valued based on discounted cash flows or earnings multiples. Infrastructure funds cannot be redeemed; distributions will be received from the funds as the underlying investments are liquidated. Infrastructure funds denominated in foreign currencies are fully hedged back to the Canadian dollar, the effects of which are reflected in the values presented in the additional information table presented above.
(8)	Absolute return investments are valued using the net asset value as reported by the fund administrators. All hedge fund investments have contractual redemption frequencies, ranging from monthly to annually, and redemption notice periods varying from 5 to 90 days. Hedge fund investments that have redemption dates less frequent than every four months or that have restrictions on contractual redemption features at the reporting date are classified as Level 3.

(9)	Risk-based allocation investments are valued using the net asset value as reported by the fund administrators. All funds have contractual redemption frequencies ranging from daily to annually, and redemption notice periods varying from 5 to 60 days.

(10)	Other consists of net operating assets required to administer the trust funds' investment assets and the plans' benefit and funding activities. Such assets are valued at cost and have not been assigned to a fair value category.

Reconciliation of the fair value of investments categorized as Level 3 and additional information regarding infrastructure investments

The following table reconciles the beginning and ending balances of the fair value of investments classified as Level 3:

	Fair value measurements based on significant unobservable inputs (Level 3)						Additional information (11)
							Infra- stracture hedged	Absolute return hedged
In millions	Equities (4)	Real estate (5)	Oil and gas (6)	Infrastructure (7)	Absolute return (8)	Total
Beginning balance at
December 31, 2010	$24	$318	$852	$493	$206	$1,893	$496	$207
Actual return relating to assets still held at the reporting date	2	58	90	74	(7)	217	63	(8)
Purchases, sales and settlements	(4)	(162)	(53)	52	(1)	(168)	62	(1)
Transfers in and/or out of Level 3	-	-	-	-	(198)	(198)	-	(198)
Balance at
December 31, 2011	$22	$214	$889	$619	$-	$1,744	$621	$-
Actual return relating to assets still held at the reporting date	2	68	90	(13)	-	147	5	-
Purchases, sales and settlements	(2)	(3)	(39)	(29)	10	(63)	(50)	10
Transfers in and/or out of Level 3	-	-	-	-	-	-	-	-
Ending balance at
December 31, 2012	$22	$279	$940	$577	$10	$1,828	$576	$10

(4)	The fair value of equity investments of $22 million ($22 million in 2011) categorized as Level 3 represent units in private equity funds which are valued by their administrators.
(5)	The fair value of real estate investments of $279 million ($214 million in 2011) includes land and buildings classified as Level 3. Land is valued based on the fair value of comparable assets, and buildings are valued based on the present value of estimated future net cash flows or the fair value of comparable assets. Independent valuations of land and buildings are performed triennially.
(6)	The fair value of oil and gas investments of $940 million ($889 million in 2011) classified as Level 3 is valued based on estimated future net cash flows that are discounted using prevailing market rates for transactions in similar assets. The future net cash flows are based on forecasted oil and gas prices and projected future annual production and costs.
(7)	Infrastructure funds consist of $8 million ($9 million in 2011) of trust units that are publicly traded and classified as Level 1, $94 million ($79 million in 2011) of bank loans and bonds issued by infrastructure companies classified as Level 2 and $577 million ($619 million in 2011) of infrastructure funds that are classified as Level 3 and are valued based on discounted cash flows or earnings multiples. Infrastructure funds cannot be redeemed; distributions will be received from the funds as the underlying investments are liquidated. Infrastructure funds denominated in foreign currencies are fully hedged back to the Canadian dollar, the effects of which are reflected in the values presented in the additional information table presented above.
(8)	Absolute return investments are valued using the net asset value as reported by the fund administrators. All hedge fund investments have contractual redemption frequencies, ranging from monthly to annually, and redemption notice periods varying from 5 to 90 days. Hedge fund investments that have redemption dates less frequent than every four months or that have restrictions on contractual redemption features at the reporting date are classified as Level 3.

(11)	This additional information demonstrates the fair value of the infrastructure funds and absolute return investments after considering the effects of foreign currency hedges.

Obligations and funded status - change in benefit Obligation

		Pensions		Other postretirement benefits
In millions	Year ended December 31,	2012	2011	2012	2011

Change in benefit obligation
Projected benefit obligation at beginning of year	$15,548	$14,895	$284	$283
Amendments	-	27	6	1
Interest cost	740	788	13	14
Actuarial loss (gain)	812	577	(3)	(2)
Service cost	134	124	4	4
Curtailment gain	-	-	(6)	(1)
Plan participants’ contributions	55	54	-	-
Foreign currency changes	(5)	5	(3)	3
Benefit payments, settlements and transfers (1)	(949)	(922)	(18)	(18)
Projected benefit obligation at end of year	$16,335	$15,548	$277	$284
Component representing future salary increases	(443)	(437)	-	-
Accumulated benefit obligation at end of year	$15,892	$15,111	$277	$284

(1) Includes the settlement gain related to the termination of the former CEO's retirement benefit plan.
Measurement date for all plans is December 31.
The projected benefit obligation and fair value of plan assets for the CN Pension Plan at December 31, 2012 were $15,247 million and $15,042 million respectively ($14,514 million and $13,992 million, respectively, at December 31, 2011).

Obligations and funded status - change in plan assets

		Pensions		Other postretirement benefits
In millions	Year ended December 31,	2012	2011	2012	2011

Change in plan assets
Fair value of plan assets at beginning of year	$14,719	$15,092	$-	$-
Employer contributions	833	458	-	-
Plan participants’ contributions	55	54	-	-
Foreign currency changes	(2)	1	-	-
Actual return on plan assets	1,135	36	-	-
Benefit payments, settlements and transfers	(929)	(922)	-	-
Fair value of plan assets at end of year	$15,811	$14,719	$-	$-

(1) Includes the settlement gain related to the termination of the former CEO's retirement benefit plan.
Measurement date for all plans is December 31.
The projected benefit obligation and fair value of plan assets for the CN Pension Plan at December 31, 2012 were $15,247 million and $15,042 million respectively ($14,514 million and $13,992 million, respectively, at December 31, 2011).

Schedule of net funded status

(i) Obligations and funded status

		Pensions		Other postretirement benefits
In millions	Year ended December 31,	2012	2011	2012	2011

Change in benefit obligation
Projected benefit obligation at beginning of year	$15,548	$14,895	$284	$283
Amendments	-	27	6	1
Interest cost	740	788	13	14
Actuarial loss (gain)	812	577	(3)	(2)
Service cost	134	124	4	4
Curtailment gain	-	-	(6)	(1)
Plan participants’ contributions	55	54	-	-
Foreign currency changes	(5)	5	(3)	3
Benefit payments, settlements and transfers (1)	(949)	(922)	(18)	(18)
Projected benefit obligation at end of year	$16,335	$15,548	$277	$284
Component representing future salary increases	(443)	(437)	-	-
Accumulated benefit obligation at end of year	$15,892	$15,111	$277	$284

Change in plan assets
Fair value of plan assets at beginning of year	$14,719	$15,092	$-	$-
Employer contributions	833	458	-	-
Plan participants’ contributions	55	54	-	-
Foreign currency changes	(2)	1	-	-
Actual return on plan assets	1,135	36	-	-
Benefit payments, settlements and transfers	(929)	(922)	-	-
Fair value of plan assets at end of year	$15,811	$14,719	$-	$-

Funded status (Deficiency of fair value of plan assets over projected
benefit obligation at end of year)	$(524)	$(829)	$(277)	$(284)

(1) Includes the settlement gain related to the termination of the former CEO's retirement benefit plan.
Measurement date for all plans is December 31.
The projected benefit obligation and fair value of plan assets for the CN Pension Plan at December 31, 2012 were $15,247 million and $15,042 million respectively ($14,514 million and $13,992 million, respectively, at December 31, 2011).

Amounts recognized in the Consolidated Balance Sheet
(ii) Amounts recognized in the Consolidated Balance Sheet
		Pensions		Other postretirement benefits
In millions	December 31,	2012	2011	2012	2011

Current liabilities (Note 6)		$-	$-	$(17)	$(18)
Noncurrent liabilities		(524)	(829)	(260)	(266)
Total amount recognized		$(524)	$(829)	$(277)	$(284)

Amounts recognized in Accumulated other comprehensive loss
(iii) Amounts recognized in Accumulated other comprehensive loss (Note 18)
		Pensions		Other postretirement benefits
In millions	December 31,	2012	2011	2012	2011
Net actuarial gain (loss)		$(3,264)	$(2,720)	$6	$3
Prior service cost		$(26)	$(30)	$(6)	$(3)

Information for the pension plans with an accumulated benefit obligation in excess of plan assets
(iv) Information for the pension plans with an accumulated benefit obligation in excess of plan assets
		Pensions		Other postretirement benefits
In millions	December 31,	2012	2011	2012	2011
Projected benefit obligation		$526	$15,015	N/A	N/A
Accumulated benefit obligation		$461	$14,606	N/A	N/A
Fair value of plan assets		$201	$14,191	N/A	N/A
At December 31, 2012, the fair value of the plan assets exceeded the accumulated benefit obligation for the CN Pension Plan.

Components of net periodic benefit cost (income)

	(v) Components of net periodic benefit cost (income)
		Pensions			Other postretirement benefits
In millions	Year ended December 31,	2012	2011	2010	2012	2011	2010
	Service cost	$134	$124	$99	$4	$4	$3
	Interest cost	740	788	837	13	14	16
	Curtailment gain	-	-	-	(6)	(1)	(1)
	Settlement loss (gain) (1)	(12)	3	-	-	-	-
	Expected return on plan assets	(994)	(1,005)	(1,009)	-	-	-
	Amortization of prior service cost	4	2	-	3	2	2
	Amortization of net actuarial loss (gain)	119	8	3	-	-	(2)
	Net periodic benefit cost (income)	$(9)	$(80)	$(70)	$14	$19	$18

(1) Includes the settlement gain related to the termination of the former CEO's retirement benefit plan.
The estimated prior service cost and net actuarial loss for defined benefit pension plans that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost (income) over the next fiscal year are $4 million and $236 million, respectively.
The estimated prior service cost and net actuarial gain for other postretirement benefits that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost (income) over the next fiscal year are $1 million and $1 million, respectively.

Weighted-average assumptions used in accounting for pensions and other postretirement benefits

(vi) Weighted-average assumptions used in accounting for pensions and other postretirement benefits
	Pensions			Other postretirement benefits
December 31,	2012	2011	2010	2012	2011	2010

To determine projected benefit obligation
Discount rate (1)	4.15%	4.84%	5.32%	4.01%	4.70%	5.29%
Rate of compensation increase (2)	3.00%	3.25%	3.50%	3.00%	3.25%	3.50%

To determine net periodic benefit cost
Discount rate (1)	4.84%	5.32%	6.19%	4.70%	5.29%	6.01%
Rate of compensation increase (2)	3.25%	3.50%	3.50%	3.25%	3.50%	3.50%
Expected return on plan assets (3)	7.25%	7.50%	7.75%	N/A	N/A	N/A

(1)	The Company’s discount rate assumption, which is set annually at the end of each year, is used to determine the projected benefit obligation at the end of the year and the net periodic benefit cost for the following year. The discount rate is used to measure the single amount that, if invested at the measurement date in a portfolio of high-quality debt instruments with a rating of AA or better, would provide the necessary cash flows to pay for pension benefits as they become due. The discount rate is determined by management with the aid of third-party actuaries. For the Canadian pension and other postretirement benefit plans; future expected benefit payments at each measurement date are discounted using spot rates from a derived AA corporate bond yield curve. The derived curve is based on observed rates for AA corporate bonds with short-term maturities and a projected AA corporate curve for longer term maturities based on spreads between observed AA corporate bonds and AA provincial bonds. The derived curve is expected to generate cash flows that match the estimated future benefit payments of the plans as the bond rate for each maturity year is applied to the plans’ corresponding expected benefit payments of that year.
(2)	The rate of compensation increase is determined by the Company based upon its long-term plans for such increases.
(3)	To develop its expected long-term rate of return assumption used in the calculation of net periodic benefit cost applicable to the market-related value of assets, the Company considers multiple factors. The expected long-term rate of return is determined based on expected future performance for each asset class and is weighted based on the current asset portfolio mix. Consideration is taken of the historical performance, the premium return generated from an actively managed portfolio, as well as current and future anticipated asset allocations, economic developments, inflation rates and administrative expenses. Based on these factors, the rate is determined by the Company. For 2012, the Company used a long-term rate of return assumption of 7.25% on the market-related value of plan assets to compute net periodic benefit cost. The Company has elected to use a market-related value of assets, whereby realized and unrealized gains/losses and appreciation/depreciation in the value of the investments are recognized over a period of five years, while investment income is recognized immediately. Effective January 1, 2013, the Company will reduce the expected long-term rate of return on plan assets from 7.25% to 7.00% to reflect management's current view of long-term investment returns. The effect of this change in management's assumption will be to increase net periodic benefit cost by approximately $20 million.

Effect of One-Percentage-Point change in assumed health care cost trend Rate

(vii) Health care cost trend rate for other postretirement benefits
For measurement purposes, increases in the per capita cost of covered health care benefits were assumed to be 8% for 2012 and 2013. It is assumed that the rate will decrease gradually to 4.5% in 2028 and remain at that level thereafter.
Assumed health care costs have a significant effect on the amounts reported for the health care plan. A one-percentage-point change in the assumed health care cost trend rate would have the following effect:

In millions	One-percentage-point
	Increase	Decrease
Effect on total service and interest costs	$1	$(1)
Effect on benefit obligation	$12	$(10)

Estimated future benefit payments

(viii) Estimated future benefit payments
In millions	Pensions	Other postretirement benefits
2013	$983	$17
2014	$1,007	$18
2015	$1,029	$18
2016	$1,052	$19
2017	$1,067	$19
Years 2018 to 2022	$5,449	$95